Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Country	Dec. 31, 2012 Y Country	Dec. 31, 2011	Dec. 31, 2010	Mar. 08, 2011	Mar. 02, 2010
Significant Accounting Policies [Line Items]
Number of countries in which the company has operations	19	18
Number of countries in which the company does business through a network of correspondent brokers and consultants	140	140
Percentage of ownership interest		50.00%
Percentage of variable ownership interest		50.00%
Fee revenue generation period, years		1
Allowances for estimated policy cancellations		$ 4,000,000	$ 5,200,000
Allowance for doubtful accounts		6,600,000	4,800,000
Maturity period of short-term investments		90 days or less
Outstanding contracts receivable		2,200,000	2,300,000
Write-off of amortizable intangible assets		3,500,000	4,600,000	2,300,000
Maximum number of shares purchased by employees	200,000	200,000
Shares available for grant					851,000	858,000
Employee Stock Purchase Plan [Member]
Significant Accounting Policies [Line Items]
Number of shares authorized		4,000,000
Percentage of employees contribution		15.00%
Purchase price of common stock, percentage		95.00%
Aggregate fair market value of shares purchased		$ 25,000
Maximum number of shares purchased by employees		2,000
Shares available for grant		800,000
Expiration Lists [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of intangibles assets, years		3 years
Expiration Lists [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of intangibles assets, years		15 years
Non-Compete Agreements [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of intangibles assets, years		3 years
Non-Compete Agreements [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of intangibles assets, years		5 years
Trade Names [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of intangibles assets, years		10 years
Trade Names [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of intangibles assets, years		15 years